Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2025	Mar. 31, 2025
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	¥ 4,286	¥ 4,591
Interest-earning deposits in other banks	90,156	104,707
Call loans and funds sold	1,915	1,676
Receivables under resale agreements	17,683	18,782
Receivables under securities borrowing transactions	5,782	5,701
Investment securities	23,845	23,272
Loans, net of allowance for credit losses	131,838	130,187
Other financial assets	11,182	9,783
Non-interest-bearing	34,482	36,820
Interest-bearing	214,538	212,633
Total deposits	249,020	249,453
Call money and funds purchased	6,008	5,017
Payables under repurchase agreements	40,506	43,664
Payables under securities lending transactions	1,210	718
Due to trust account and other short-term borrowings	16,419	28,229
Long-term debt	22,434	20,928
Other financial liabilities	8,297	9,038
Carrying amounts of investments in equity method investees	4,719	4,564
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	4,286	4,591
Interest-earning deposits in other banks	90,156	104,707
Call loans and funds sold	1,915	1,676
Receivables under resale agreements	17,683	18,782
Receivables under securities borrowing transactions	5,782	5,701
Investment securities	23,213	22,647
Loans, net of allowance for credit losses	131,358	129,772
Other financial assets	11,182	9,783
Non-interest-bearing	34,482	36,820
Interest-bearing	214,540	212,643
Total deposits	249,022	249,463
Call money and funds purchased	6,008	5,017
Payables under repurchase agreements	40,506	43,664
Payables under securities lending transactions	1,210	718
Due to trust account and other short-term borrowings	16,419	28,229
Long-term debt	21,860	20,199
Other financial liabilities	8,297	9,038
Estimated fair value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	4,286	4,591
Interest-earning deposits in other banks	0	0
Call loans and funds sold	0	0
Receivables under resale agreements	0	0
Receivables under securities borrowing transactions	0	0
Investment securities	12,750	12,932
Loans, net of allowance for credit losses	2	2
Other financial assets	0	0
Non-interest-bearing	0	0
Interest-bearing	0	0
Total deposits	0	0
Call money and funds purchased	0	0
Payables under repurchase agreements	0	0
Payables under securities lending transactions	0	0
Due to trust account and other short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	0	0
Estimated fair value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	0	0
Interest-earning deposits in other banks	90,156	104,707
Call loans and funds sold	1,915	1,676
Receivables under resale agreements	17,683	18,782
Receivables under securities borrowing transactions	5,782	5,701
Investment securities	8,517	8,244
Loans, net of allowance for credit losses	73	70
Other financial assets	11,182	9,783
Non-interest-bearing	34,482	36,820
Interest-bearing	214,540	212,643
Total deposits	249,022	249,463
Call money and funds purchased	6,008	5,017
Payables under repurchase agreements	40,506	43,664
Payables under securities lending transactions	1,210	718
Due to trust account and other short-term borrowings	16,419	28,229
Long-term debt	21,860	20,199
Other financial liabilities	8,297	9,038
Estimated fair value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	0	0
Interest-earning deposits in other banks	0	0
Call loans and funds sold	0	0
Receivables under resale agreements	0	0
Receivables under securities borrowing transactions	0	0
Investment securities	1,946	1,471
Loans, net of allowance for credit losses	131,283	129,700
Other financial assets	0	0
Non-interest-bearing	0	0
Interest-bearing	0	0
Total deposits	0	0
Call money and funds purchased	0	0
Payables under repurchase agreements	0	0
Payables under securities lending transactions	0	0
Due to trust account and other short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	¥ 0	¥ 0